Borrowings - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: current portion	$ 352,141	$ 10,779,034	$ 8,261,625
Noncurrent portion	4,152,868	127,119,295	27,145,003
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	4,403,760	134,799,097	33,407,496
Less: current portion	352,141	10,779,034	8,261,625
Noncurrent portion	4,051,619	124,020,063	25,145,871
Bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	4,407,944	134,927,180	33,408,696
Bank loans [member] | Cost [member] | Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	1,796,798	55,000,000	4,761,600
Bank loans [member] | Cost [member] | Other loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	2,467,604	75,533,354	23,941,947
Bank loans [member] | Cost [member] | Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	143,542	4,393,826	4,705,149
Bank loans [member] | Net Unamortized Debt Issue Costs [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 4,184	$ 128,083	$ 1,200